JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

October 1, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Filing Desk

Re:	JPMorgan Trust I (the “Trust”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the JPMorgan Opportunistic Equity Long/Short Fund Class A, Class C and Select Class Shares Prospectus and the JPMorgan Equity Low Volatility Income Fund and JPMorgan Opportunistic Equity Long/Short Fund Statements of Additional Information do not differ from those contained in Post-Effective Amendment No. 355 (Amendment No. 356 under the 1940 Act) filed electronically on August 27, 2014.

If you have any questions or comments, please call the undersigned at (614) 901-1370

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary